Additional information on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of cash flow statement [Abstract]
Disclosure of detailed information about cash flow [Table Text Block]
	2024	2023
	$	$

Interests received measured using the effective rate method	4,352	4,141
Interests paid on long-term debt	7,255	12,722
Income taxes paid	2,692	1,915

Changes in non-cash working capital items
Increase in amounts receivable	(880)	(3,603)
(Increase) decrease in other current assets	(220)	488
(Decrease) increase in accounts payable and accrued liabilities	(777)	1,603
	(1,877)	(1,512)